Hedging derivatives	12 Months Ended
Dec. 31, 2020
Hedging derivatives
Hedging derivatives

12. Hedging derivatives

The Bank, as part of its financial risk management strategy and for reducing mismatches in the accounting treatment of its transactions, enters into interest rate and foreign currency hedging financial derivatives, depending on the nature of the hedged risk.

In line with its objective, the Bank classifies its hedges into the following categories:

Cash flow hedges: hedging the exposure to variability in cash flows associated with an asset, liability or highly probable forecast transaction.

Fair value hedges: hedging the exposure to changes in the fair value of assets or liabilities attributable to an identified hedged risk.

As mentioned in Note 2, the Bank has been applying hedge accounting under IAS 39. The Bank’s risk management strategy has not changed due to the COVID-19 pandemic and determined that the timing of forecast transactions has no changed and the cash flows are truly expected to occur.

As of December 31, 2020, the Bank has cash flow hedges of LIBOR interest risk. Whenever the replacement occurs, the Bank expects to apply the two phases amendments related to hedge accounting issued by the IASB (IBOR Reform Phase 1 and Phase 2). However, there is uncertainty about when and how replacement may occur. When the change occurs to the hedged items or the hedging instruments, the Bank will remeasure the cumulative change in fair value of the hedged items or the fair value of the CCS, respectively.

Hedging relationships may experience hedge ineffectiveness if there is a timing or other mismatch between the transition of the hedged items and that of the hedging instruments. The Bank does not expect that amounts recognized in other comprehensive income under Valuation adjustments – Cash flow hedges will be immediately reclassified to the consolidated income statement due to IBOR Reform.

a)   Breakdown

The breakdown by type of hedge of the financial derivatives qualifying for hedge accounting is as follows:

	12/31/2019		12/31/2020
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	925	5,306	11	16,604
Cash flow hedges	8,331	2,217	8,295	2,474
	9,256	7,523	8,306	19,078

b)   Quantitative information

Fair value hedges

As of December 31, 2019, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	3,900	3,900	Peso	Loans - Interest rate risk

IRS	114	6	USD	Loans - Interest rate risk

IRS	6,422	6,422	Peso	Promissory notes - Interest rate risk

IRS	47,046	47,046	Peso	M Bonds - Interest rate risk

CCS	313	13	USD	Loans - Interest rate and foreign exchange risk

CCS	25,256	1,181	Euro	UMS - Interest rate and foreign exchange risk

CCS	5,394	280	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	3,287	703	UDI	UDIBONDS - Interest rate and inflation risk

As of December 31, 2020, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,333	2,333	Peso	Loans - Interest rate risk

IRS	1,000	1,000	Peso	Promissory notes - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	265	13	Euro	Loans - Interest rate and foreign exchange risk

CCS	16	1	USD	Loans - Interest rate and foreign exchange risk

CCS	23,431	1,089	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

The fair value hedges carried out by the Bank are extended in certain cases up to the year 2034.

For 2018, 2019 and 2020, the effect of valuation for the period of financial derivative instruments for fair value hedging purposes recognized in the consolidated income statement under Gains/(losses) on financial assets and liabilities (net) is 474 million pesos, (667) million pesos and (6,884) million pesos, respectively (see Note 39).

For 2018, 2019 and 2020, the effect of valuation arising from the risk being hedged of the hedged items for fair value hedging purposes recognized in the consolidated income statement in Gains/(losses) on financial assets and liabilities (net) is (606) million pesos, 731 million pesos and 6,427 million pesos, respectively (see Note 39).

Each of these hedging financial derivative instruments is presented in the consolidated balance sheet under Hedging derivatives.

Cash flow hedges

As of December 31, 2019, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	2,830	150	USD	Unsecured notes - Foreign exchange risk

CCS	2,358	166	USD	Loans - Foreign exchange risk

CCS	1,854	104	Euro	Loans - Foreign exchange risk

CCS	777	34	Pound sterling	Loans - Foreign exchange risk

CCS	10,234	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,657	136	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	32,372	6,919	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	37,743	1,726	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2020, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	872	69	USD	Loans - Foreign exchange risk

CCS	655	39	Euro	Loans - Foreign exchange risk

CCS	10,800	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,284	116	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	22,644	6,662	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	32,122	1,137	USD	Brazilian Government Notes - Foreign exchange risk

During October 2018, the Bank discontinued a cash flow hedge of Tier II Subordinated Capital Notes for an amount of 1,045 million USD (nominal value).

As of December 31, 2019 and 2020, included in other comprehensive income under Valuation adjustments – Cash flow hedges, are 17 million pesos and (13) million pesos (see Note 28), respectively, which refer to the accumulated unamortized gain (net of the related deferred tax effect) of hedging financial derivatives for which hedge accounting was discontinued. Such balances are being reclassified based on the original terms of the forecast transactions. The term of such reclassifying extends through the year 2022. The remaining amount of Valuation adjustments – Cash flow hedges reflected in other comprehensive income consists of accumulated unrealized gain or loss on effective cash flow hedges currently in effect.

The cash flow hedges entered into by the Bank are extended in certain cases up to the year 2022 for Senior Unsecured Notes, up to the year 2025 for Brazilian Government Notes, up to the year 2025 for Loans and advances to customers and up to the year 2026 for UMS.

A reconciliation of Valuation adjustments – Cash flow hedges is as follows:

	2018	2019	2020

Balance at January 1	356	(290)	(276)
Valuation adjustments	(882)	29	(376)
Amounts recycled to consolidated income statement	(40)	(9)	(43)
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	(42)	(11)	(43)
Cash flow hedges ineffectiveness (Note 39)	2	2	—
Income taxes	276	(6)	126
Balance at December 31	(290)	(276)	(569)

As of December 31, 2020, the breakdown of the estimated cash flows of the cash flow hedges that are expected to be reclassified from other comprehensive income to the consolidated income statement is as follows:

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	264	698	739	1	1,702
Cash flows to be paid	(670)	(884)	(959)	(2)	(2,515)

Note 45.a contains a breakdown of the remaining maturity periods of hedging financial derivatives.